UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2018

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.5%
Long-Term Municipal Bonds - 97.6%
Alabama - 1.8%
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/36	$2,500	$2,778,575
University of Alabama (The)
Series 2008A
5.75%, 9/01/22 (Pre-refunded/ETM)	3,000	3,144,960
Water Works Board of the City of Birmingham (The)
Series 2011
5.00%, 1/01/31 (Pre-refunded/ETM)	10,000	11,299,100
Series 2015A
5.00%, 1/01/33-1/01/34	4,390	5,090,802

		22,313,437

Arizona - 2.1%
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/33-12/01/34	12,615	14,397,525
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27 (a)	1,507	1,510,752
Salt River Project Agricultural Improvement & Power District
Series 2016A
5.00%, 1/01/34	5,000	6,047,150
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/23	3,685	4,329,433

		26,284,860

California - 14.9%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	10,550	12,150,963
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/31 (Pre-refunded/ETM)	5,560	6,698,243
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	1,510	1,631,404
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/45	4,000	4,480,520

	Principal Amount (000)	U.S. $ Value
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37-11/21/45 (b)	$11,000	$11,820,430
California Statewide Communities Development Authority
Series 2008
6.25%, 8/15/28 (Pre-refunded/ETM)	1,715	1,802,997
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	80	83,411
City of Los Angeles CA Wastewater System Revenue
Series 2013A
5.00%, 6/01/33	9,310	10,937,574
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	9,957,463
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,910	2,046,450
Los Angeles Department of Water & Power PWR
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	18,566,078
Los Angeles Department of Water & Power WTR
Series 2013A
5.00%, 7/01/31	9,115	10,653,612
Series 2013B
5.00%, 7/01/32	1,900	2,241,354
Manteca Unified School District (Manteca Unified School District CFD No 89-1)
NATL Series 2001
Zero Coupon, 9/01/31	11,910	7,099,551
Ontario Redevelopment Financing Authority
NATL Series 1993
5.80%, 8/01/23 (Pre-refunded/ETM)	1,000	1,106,350
Port of Los Angeles
Series 2009C
5.25%, 8/01/24	17,205	18,613,573
Series 2014A
5.00%, 8/01/34	5,790	6,694,398
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/32-10/01/35	14,215	17,016,886
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/25 (Pre-refunded/ETM)	3,000	3,083,040
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	3,022,600

	Principal Amount (000)	U.S. $ Value
State of California
Series 2007
5.00%, 11/01/32 (Pre-refunded/ETM)	$6,690	$6,734,088
5.00%, 11/01/32	3,310	3,330,721
Series 2013
5.00%, 11/01/29	8,000	9,505,040
Series 2017
5.00%, 8/01/35	2,000	2,379,240
5.00%, 11/01/47 (c)	10,000	11,842,200
University of California
Series 2013A
5.00%, 5/15/30	3,200	3,783,840

		187,282,026

Colorado - 1.3%
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006
5.25%, 6/01/19-6/01/23	635	636,708
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	2,900	3,211,924
5.375%, 9/01/26	3,600	3,996,936
Park Creek Metropolitan District
Series 2015A
5.00%, 12/01/34	1,300	1,434,498
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a)(d)(e)(f)	3,122	655,620
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	2,400	2,649,840
Sterling Ranch Community Authority Board
Series 2015A
5.50%, 12/01/35 (a)	1,500	1,504,575
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/39 (a)	1,950	2,030,184

		16,120,285

Connecticut - 1.2%
State of Connecticut
Series 2015F
5.00%, 11/15/30-11/15/32	7,000	8,006,395
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/29	6,445	7,311,401

		15,317,796

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/46	550	595,056

	Principal Amount (000)	U.S. $ Value
District of Columbia - 2.2%
District of Columbia (Catholic University of America (The))
Series 2010
5.00%, 10/01/34	$700	$725,809
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	9,600	10,522,272
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/36	7,000	8,241,800
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	2,300	2,680,719
Washington Convention & Sports Authority (Washington Convention & Sports Authority Ded Tax)
AMBAC Series 2007A
5.00%, 10/01/23	5,000	5,015,150

		27,185,750

Florida - 3.6%
Bexley Community Development District
Series 2016
4.70%, 5/01/36 (a)	1,750	1,739,168
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,500	1,684,875
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (a)(b)	1,000	1,083,550
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,700	1,947,724
Series 2015A
5.00%, 10/01/38	4,300	4,898,990
County of Miami-Dade FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	10,934,058
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.)
Series 2016
5.00%, 4/01/32	1,125	1,285,661
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2016
5.00%, 6/01/36	2,190	2,433,572
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45 (a)	125	121,336

	Principal Amount (000)	U.S. $ Value
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
6.625%, 5/01/32 (a)(d)(e)(f)	$1,915	$1,914,866
Miami-Dade County Expressway Authority
Series 2014B
5.00%, 7/01/31	3,750	4,362,412
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.)
Series 1997A
6.00%, 11/01/32	250	250,923
6.05%, 11/01/39	750	752,685
Orange County School Board COP
Series 2016C
5.00%, 8/01/34	5,000	5,904,550
South Florida Water Management District COP
Series 2016
5.00%, 10/01/33	5,000	5,857,750

		45,172,120

Guam - 0.0%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	515	544,525

Hawaii - 2.8%
State of Hawaii
Series 2015E
4.00%, 10/01/34	2,510	2,733,741
Series 2016F
4.00%, 10/01/31-10/01/35	29,815	32,677,606

		35,411,347

Illinois - 6.1%
Chicago Board of Education
AGM Series 2007B
5.00%, 12/01/24	10,000	10,064,100
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18 (a)	1,795	1,807,260
City of Chicago IL (Chicago IL SA Lakeshore East)
Series 2003
6.75%, 12/01/32 (a)	1,390	1,396,755
City of Chicago IL (City of Chicago IL Sales Tax)
AGM Series 2005
5.00%, 1/01/25	6,905	6,924,679
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	7,745	8,205,905
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46 (a)(e)(f)(g)	2,050	1,107,000
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	750	751,050

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.44%, 5/15/55 (a)	$3,345	$3,225,376
Series 2016C
2.00%, 5/15/55 (a)(d)(e)(f)	590	26,614
Illinois Sports Facilities Authority (The)
AMBAC Series 2001
5.50%, 6/15/30	4,960	5,026,414
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34-1/01/35	4,250	4,722,435
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	21,500	23,022,845
State of Illinois
Series 2012
5.00%, 3/01/31	2,000	2,079,720
Series 2014
5.00%, 4/01/30-5/01/35	3,680	3,877,842
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25 (a)	850	882,190
5.00%, 3/01/36 (a)	2,323	2,418,592
Series 2015B
6.00%, 3/01/36 (a)	773	828,246

		76,367,023

Indiana - 2.2%
Indiana Finance Authority (CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/32-10/01/34	12,320	14,457,745
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.00%, 9/01/46	3,750	3,850,387
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,930	2,088,530
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board)
Series 2011K
5.00%, 6/01/27	6,840	7,685,287

		28,081,949

Iowa - 0.5%
Xenia Rural Water District
Series 2016
5.00%, 12/01/31-12/01/36	5,375	6,103,728

	Principal Amount (000)	U.S. $ Value
Kentucky - 0.6%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40	$1,300	$1,428,206
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30-10/01/33	5,000	5,856,000

		7,284,206

Louisiana - 2.3%
City of New Orleans LA
AGC Series 2007A
5.00%, 12/01/18 (Pre-refunded/ETM)	2,025	2,045,189
5.00%, 12/01/19 (Pre-refunded/ETM)	2,115	2,136,087
5.00%, 12/01/22 (Pre-refunded/ETM)	1,060	1,070,568
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease)
Series 2007
5.25%, 9/15/17	320	320,250
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2009A
5.00%, 4/01/26 (Pre-refunded/ETM)	715	761,039
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/33	3,790	4,430,131
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/34	1,750	1,987,650
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2017C
5.00%, 5/01/34-5/01/36	13,120	15,648,218

		28,399,132

Maine - 0.4%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/33	4,560	5,139,439

Maryland - 0.1%
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40 (a)	885	913,701

Massachusetts - 1.6%
Commonwealth of Massachusetts
NATL Series 2000G
1.62%, 12/01/30 (h)	3,100	2,861,288

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Boston University)
Series 2016B
5.00%, 10/01/46	$2,000	$2,306,940
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group)
Series 2016N
5.00%, 12/01/33	2,000	2,359,400
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/40	2,000	2,088,700
5.50%, 1/01/30	4,750	5,048,205
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	2,385	2,687,108
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	2,245	2,388,006

		19,739,647

Michigan - 4.0%
Detroit City School District
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	8,819,792
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
Series 2014D-4
5.00%, 7/01/34	11,225	12,555,724
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,278,420
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/33	2,485	2,728,257
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	7,750	9,083,155
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)(b)	6,100	6,805,587
Series 2016
Zero Coupon, 12/01/25 (a)(b)(c)(i)	1,415	1,349,033
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30 (g)	2,000	1,476,200

	Principal Amount (000)	U.S. $ Value
Wayne State University
Series 2009A
5.00%, 11/15/29 (Pre-refunded/ETM) (a)	$2,480	$2,696,752
5.00%, 11/15/29	2,735	2,937,499

		50,730,419

Minnesota - 0.9%
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.00%, 12/01/40	3,000	3,431,970
Housing & Redevelopment Authority of The City of St Paul Minnesota
Series 2015A
5.00%, 11/15/40 (Pre-refunded/ETM)	1,000	1,251,330
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 20158
5.00%, 12/01/30	1,000	1,182,560
University of Minnesota
Series 2014B
4.00%, 1/01/31-1/01/34	4,500	4,849,215

		10,715,075

Mississippi - 1.3%
Mississippi Development Bank
Series 2010D
5.25%, 8/01/27 (Pre-refunded/ETM)	15,000	16,823,850

Missouri - 1.6%
City of Kansas City MO
Series 2008C
5.00%, 4/01/28 (Pre-refunded/ETM)	14,000	14,334,180
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,880	1,985,882
Joplin Industrial Development Authority (Freeman Health System)
Series 2015
5.00%, 2/15/35	1,485	1,648,588
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46 (a)(b)	2,725	2,747,508

		20,716,158

Nebraska - 0.3%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	2,775	3,247,472

Nevada - 1.0%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2012B
5.00%, 7/01/29	6,070	7,066,390

	Principal Amount (000)	U.S. $ Value
State of Nevada
NATL Series 2007B
5.00%, 12/01/25 (Pre-refunded/ETM)	$5,800	$5,857,826

		12,924,216

New Jersey - 5.2%
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/33-5/01/34	7,935	9,354,098
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/25	2,055	2,311,259
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2016B
5.50%, 6/15/30	5,840	6,793,146
Series 2017B
5.00%, 11/01/20	5,000	5,430,400
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	2,175	2,451,073
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/33	4,750	5,568,140
Series 2015E
5.00%, 1/01/33	11,000	12,836,670
Series 2016A
5.00%, 1/01/33	8,500	10,023,965
Series 2017A
5.00%, 1/01/34	5,000	5,923,650
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,340	4,770,875

		65,463,276

New York - 12.2%
City of New York NY
Series 2008B-1
5.25%, 9/01/23	5,000	5,216,100
Series 2012G
5.00%, 4/01/29	9,550	11,016,211
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/27	1,680	1,971,682
Series 2013B
5.00%, 11/15/32	5,000	5,820,550
Series 2013E
5.00%, 11/15/32	5,000	5,888,450
Series 2016D
5.00%, 11/15/31	5,000	6,007,000
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/35	4,000	4,720,560

	Principal Amount (000)	U.S. $ Value
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	$15,015	$17,603,135
Series 2014B-1
5.00%, 8/01/32	4,000	4,741,680
Series 2014D-1
5.00%, 2/01/34	5,000	5,835,000
Series 2016B
5.00%, 8/01/32	10,000	12,010,600
Series 2017
5.00%, 2/01/36	2,500	2,970,050
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,775	3,154,759
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM) (a)	705	817,553
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,255	4,910,398
Series 2015E
5.00%, 3/15/34	11,000	13,067,450
5.25%, 3/15/33	2,000	2,438,280
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.435%, 1/01/39 (h)	3,700	3,336,468
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
3.067%, 3/01/27 (h)	5,370	5,152,821
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2017A
5.00%, 6/15/34-6/15/35	8,200	9,959,324
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2016A
5.00%, 1/01/34	2,070	2,400,807
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013A
5.00%, 3/15/43	5,000	5,691,100
Port Authority of New York & New Jersey
Series 2014
5.00%, 9/01/30-9/01/31	13,750	16,031,512
Series 20161
5.00%, 11/15/35	2,255	2,686,742

		153,448,232

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.5%
County of Iredell NC COP
AGM Series 2008
5.25%, 6/01/22 (Pre-refunded/ETM)	$920	$949,974
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/30	5,000	5,957,600

		6,907,574

Ohio - 4.1%
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	2,345	2,702,566
Series 2014
5.00%, 12/01/33	4,250	4,885,502
City of Cleveland OH
Series 2008
5.25%, 5/15/24 (Pre-refunded/ETM)	5,500	5,668,795
Columbus City School District
Series 2016A
5.00%, 12/01/30-12/01/31	9,000	10,839,200
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	8,000	8,591,120
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	3,855	4,578,969
Kent State University
Series 2012A
5.00%, 5/01/29	2,000	2,295,940
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	1,985	1,963,304
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	950	937,755
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,090	1,075,950
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	6,730	7,917,710

		51,456,811

Oklahoma - 0.1%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/35	1,000	1,114,660

	Principal Amount (000)	U.S. $ Value
Oregon - 0.7%
Oregon State Lottery
Series 2017A
5.00%, 4/01/34	$4,000	$4,842,560
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/27 (Pre-refunded/ETM)	3,000	3,465,660

		8,308,220

Pennsylvania - 3.3%
Bensalem Township School District
Series 2013
5.00%, 6/01/30	5,000	5,913,800
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (a)	4,715	5,288,297
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45 (a)	5,375	5,831,069
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM)	3,940	4,090,344
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (a)	3,100	3,227,131
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (a)(d)(e)(f)	1,030	10,300
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	6,925	7,590,146
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/30-4/01/31	6,500	7,028,265
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/31	1,685	1,991,316

		40,970,668

Rhode Island - 0.2%
Rhode Island Commerce Corp. (Providence Place Group LP)
AGC Series 2000
6.125%, 7/01/20	2,180	2,223,469

	Principal Amount (000)	U.S. $ Value
South Dakota - 0.3%
South Dakota State Building Authority (South Dakota State Building Authority Lease)
Series 2014A
5.00%, 6/01/34	$2,725	$3,150,318

Tennessee - 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/35	4,325	4,965,489

Texas - 13.4%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28 (Pre-refunded/ETM)	1,290	1,367,503
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/33	1,410	1,652,168
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.375%, 8/15/36	615	590,843
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	280	280,319
Camino Real Regional Mobility Authority
Series 2008
5.00%, 2/15/21	250	250,665
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/32-1/01/34	4,250	4,857,014
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/34	10,000	11,264,800
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 3/01/30	1,000	1,183,640
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/31	2,500	2,870,700
City of Houston TX Airport System Revenue
AGM Series 2000P
2.461%, 7/01/30 (h)	1,675	1,605,151
XLCA Series 2002D
2.471%, 7/01/32 (h)	1,900	1,820,314
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/30	4,650	5,081,938
City of Houston TX Combined Utility System Revenue
Series 2016B
5.00%, 11/15/36	7,000	8,321,320

	Principal Amount (000)	U.S. $ Value
City of San Antonio TX Electric & Gas Systems Revenue
Series 2008
5.00%, 2/01/26 (Pre-refunded/ETM)	$6,830	$6,945,632
Series 2009A
5.25%, 2/01/24 (Pre-refunded/ETM)	3,260	3,459,577
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2015
5.00%, 8/15/35-8/15/39	5,905	6,802,883
Series 2016A
5.00%, 8/15/38	1,855	2,159,851
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/28	13,680	15,099,710
El Paso County Hospital District
AGC Series 2008A
5.00%, 8/15/23 (Pre-refunded/ETM)	5,000	5,195,600
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	2,790	2,921,046
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	3,330	3,720,775
North Texas Health Facilities Development Corp. (United Regional Health Care System, Inc.)
AGM Series 2007
5.00%, 9/01/24	1,000	1,000,000
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34-1/01/35	15,585	17,892,189
Series 2015B
5.00%, 1/01/34	1,700	1,962,939
Series 2016A
5.00%, 1/01/36	1,000	1,163,840
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.00%, 9/01/30	7,500	8,565,150
State of Texas
Series 2017B
5.00%, 10/01/33	13,585	16,632,251
Tarrant County Cultural Education Facilities Finance Corp.
Series 2010
8.125%, 11/15/44 (Pre-refunded/ETM) (a)	2,150	2,622,355
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	2,210	2,220,409
Series 2015I
5.50%, 11/15/45	1,670	1,761,015

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015A
5.00%, 11/15/45	$6,685	$6,733,667
Series 2015B
5.00%, 11/15/36	1,850	1,888,517
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28 (a)	2,000	2,138,400
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	9,040	10,263,564
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	2,280	2,544,936
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/32-8/15/34	3,330	3,766,784

		168,607,465

Utah - 0.1%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31 (a)	725	769,232

Virginia - 0.3%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)(b)	1,415	1,441,135
Stafford County Economic Development Authority (Mary Washington Healthcare Obligated Group)
Series 2016
5.00%, 6/15/34	2,500	2,803,175

		4,244,310

Washington - 2.0%
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/23 (Pre-refunded/ETM) (a)	6,155	6,723,968
5.00%, 1/01/23	6,480	7,041,492
Energy Northwest (Bonneville Power Administration)
Series 2017A
5.00%, 7/01/34	5,440	6,559,607

	Principal Amount (000)	U.S. $ Value
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	$615	$656,014
5.25%, 6/01/26	4,000	4,286,040

		25,267,121

West Virginia - 0.6%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	2,265	2,230,753
West Virginia Economic Development Authority (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,473,800

		7,704,553

Wisconsin - 1.4%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (b)	2,465	2,676,423
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM) (a)	2,300	2,726,604
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	1,495	1,710,190
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	3,395	3,812,178
Series 2016B
5.00%, 12/01/25	1,795	2,048,149
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.50%, 3/01/45 (b)	3,465	3,620,440
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,000	1,100,130

		17,694,114

Total Long-Term Municipal Bonds (cost $1,165,411,505)		1,225,708,729

SHORT-TERM MUNICIPAL NOTES - 2.9%
Texas - 2.9%
State of Texas
Series 2017
4.00%, 8/30/18 (c) (cost $36,058,750)	35,000	36,067,500

Total Municipal Obligations (cost $1,201,470,255)		1,261,776,229

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (j)(k)(l) (cost $28,531,026)	28,531,026	$28,531,026

Total Investments - 102.8% (cost $1,230,001,281) (m)		1,290,307,255
Other assets less liabilities - (2.8)%		(35,250,695)

Net Assets - 100.0%		$1,255,056,560

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate market value of these securities amounted to $36,175,342 or 2.9% of net assets.
(c)	When-Issued or delayed delivery security.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Defaulted.
(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.25%, 02/15/46	8/20/10	$2,027,596	$1,107,000	0.09%
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30	11/30/05	2,000,000	1,476,200	0.12%

(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2017 and the aggregate market value of these securities amounted to $14,776,042 or 1.18% of net assets.
(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,717,224 and gross unrealized depreciation of investments was $(5,411,250), resulting in net unrealized appreciation of $60,305,974.

As of August 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.7% and 1.7%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,155,134,502		$70,574,227		$1,225,708,729
Short-Term Municipal Notes		– 0	–	36,067,500		– 0	–	36,067,500
Short-Term Investments		28,531,026		– 0	–	– 0	–	28,531,026

Total Investments in Securities		28,531,026		1,191,202,002		70,574,227		1,290,307,255
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$28,531,026		$1,191,202,002		$70,574,227		$1,290,307,255

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$68,752,360		$68,752,360
Accrued discounts/(premiums)	(2,884)		(2,884)
Realized gain (loss)	42,041		42,041
Change in unrealized appreciation/depreciation	461,114		461,114
Purchases	3,083,490		3,083,490
Sales	(1,761,894)		(1,761,894)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/17	$70,574,227		$70,574,227

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$461,272		$461,272

As of August 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)	Dividend Income (000)
Government Money Market	$3,573	$61,772	$36,814	$28,531	$45

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 103.0%
Long-Term Municipal Bonds - 103.0%
Alabama - 1.0%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$18,565	$21,868,456
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
6.25%, 2/01/23	1,000	1,037,010
7.00%, 2/01/36	3,130	3,274,168

		26,179,634

Alaska - 0.2%
City of Koyukuk AK
Series 2011
7.75%, 10/01/41 (a)	4,550	5,171,394

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
Series 2015A
6.625%, 9/01/35	5,000	5,034,050

Arizona - 1.4%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22 (a)	2,210	2,212,431
5.20%, 10/01/37 (a)	6,855	6,855,206
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.25%, 11/15/46-11/15/51 (a)	1,950	1,885,463
Industrial Development Authority of the City of Phoenix (The)
Series 2012
6.30%, 7/01/42	1,000	1,193,130
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36 (a)	4,400	4,441,272
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	10,690	11,394,150
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/47	1,375	1,441,852
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	2,200	2,530,308

	Principal Amount (000)	U.S. $ Value
Tempe Industrial Development Authority (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46 (a)	$3,000	$3,213,915

		35,167,727

California - 7.0%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	2,400	2,698,152
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	5,000	5,758,750
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (a)	2,730	3,256,890
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)(b)	1,000	1,090,690
6.875%, 1/01/42 (a)(b)	3,500	3,795,575
Series 2014
5.00%, 1/01/35 (a)	1,050	1,036,749
5.25%, 1/01/45 (a)	3,025	2,977,326
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	1,675	1,734,044
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34 (a)	3,800	4,241,636
7.25%, 6/01/43 (a)	6,565	7,524,146
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43 (a)	3,290	3,548,857
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (a)(c)(d)(e)	3,795	569,250
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (b)	16,720	17,952,766
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/52 (a)(b)	2,045	1,992,239

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2016A
5.00%, 7/01/46-7/01/51 (b)	$5,250	$5,756,835
California School Finance Authority (Kipp LA)
Series 2014A
5.125%, 7/01/44	2,850	3,174,358
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34	1,000	1,052,520
6.75%, 8/01/44	6,180	6,617,050
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (a)(c)(d)(e)	8,995	6,746,250
California Statewide Communities Development Authority (Amino Inglewood CA High School)
Series 2011A
7.25%, 8/01/41	2,000	2,219,640
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	3,470	3,814,571
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (b)	3,300	3,300,000
California Statewide Communities Development Authority (John Muir Health)
Series 2016A
5.00%, 8/15/41	1,000	1,144,010
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41 (a)	4,000	4,808,680
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,670,338
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
5.625%, 10/01/32 (a)	1,000	1,092,070
6.00%, 10/01/47 (a)	1,000	1,098,610
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	4,500	5,260,545

	Principal Amount (000)	U.S. $ Value
Los Angeles County Public Works Financing Authority (Los Angeles County Public Works Financing Authority Lease)
Series 2016D
5.00%, 12/01/45	$6,150	$7,065,612
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/33-11/01/36	14,750	15,827,133
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
6.00%, 3/01/36	450	501,575
Oakland Unified School District/Alameda County
Series 2012A
5.50%, 8/01/32	1,500	1,815,750
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	5,600	6,224,960
Series 2014B
5.25%, 1/15/44	4,000	4,415,000
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36 (a)	3,600	3,600,504
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
6.00%, 9/01/30	1,235	1,381,310
University of California
Series 2013A
5.00%, 5/15/32 (f)	10,000	11,707,900
University of California CA Revenues
5.00%, 5/15/33 (f)	9,000	10,521,000
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42 (a)	5,900	6,468,465

		178,461,756

Colorado - 1.6%
Centerra Metropolitan District No 1
Series 2017
5.00%, 12/01/37 (a)	5,730	5,981,089
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/43	1,250	1,332,513
Clear Creek Station Metropolitan District No 2
Series 2017A
5.00%, 12/01/47 (a)(g)	1,000	1,007,630

	Principal Amount (000)	U.S. $ Value
Colorado Educational & Cultural Facilities Authority (STEM School Academy)
Series 2014
5.00%, 11/01/44	$890	$905,468
5.125%, 11/01/49	765	777,538
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,795	6,132,964
Colorado Health Facilities Authority (Christian Living Communities)
Series 2016
5.00%, 1/01/31 (a)	2,975	3,190,152
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,690	2,888,845
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.125%, 12/01/45 (a)(b)	1,750	1,854,755
6.25%, 12/01/50 (a)(b)	1,000	1,061,270
Copperleaf Metropolitan District No 2
Series 2015
5.75%, 12/01/45 (a)	1,000	1,059,720
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	600	664,536
Fitzsimons Village Metropolitan District No. 1
Series 2010A
7.50%, 3/01/40 (a)	1,346	1,417,769
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40 (a)(b)	1,000	1,042,440
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	5,810	6,414,821
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45 (a)	1,610	1,616,520
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/39 (a)	2,550	2,654,856

		40,002,886

Connecticut - 1.3%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (f)	7,850	8,784,023
Series 2016E
5.00%, 10/15/33	12,765	14,589,246
Series 2017A
5.00%, 4/15/33-4/15/35	9,250	10,564,837

		33,938,106

	Principal Amount (000)	U.S. $ Value
Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	$575	$618,062

District of Columbia - 0.6%
District of Columbia (American Society of Hematology, Inc. (The))
Series 2009
5.00%, 7/01/36	3,000	3,382,020
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	1,850	2,017,869
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	2,660	2,885,914
Series 2016A
5.00%, 6/01/41-6/01/46	3,705	4,031,905
District of Columbia (KIPP DC)
Series 2013
6.00%, 7/01/48	2,900	3,329,548

		15,647,256

Florida - 3.8%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46 (a)	5,000	5,711,550
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	3,150	3,454,826
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/42-10/01/46 (a)	4,065	4,790,851
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,000	4,423,480
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (a)	2,090	2,094,995
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
6.00%, 7/01/50 (a)(b)	1,200	1,303,452
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	1,500	1,612,075

	Principal Amount (000)	U.S. $ Value
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.)
Series 2015A
5.00%, 12/01/44	$6,830	$7,450,984
Collier County Health Facilities Authority (The Moorings)
Series 2015A
5.00%, 5/01/45	4,325	4,821,596
Florida Development Finance Corp. (Tuscan Isle ChampionsGate Obligated Group)
Series 2016A
6.375%, 6/01/46 (a)(b)	4,225	4,123,938
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/45 (a)(b)	4,200	3,424,344
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.)
Series 2012
5.50%, 11/15/32-11/15/42	9,050	9,952,462
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	6,710	6,899,155
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	4,365	4,790,413
Series 2014
5.00%, 11/15/39-11/15/44	14,850	16,090,816
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40	1,035	1,281,092
St Johns County Industrial Development Authority
Series 2010A
5.875%, 8/01/40	4,000	4,551,560
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
6.00%, 4/01/42	9,050	10,610,039

		97,387,628

Georgia - 0.2%
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	5,000	5,479,650

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	910	962,170
Territory of Guam
Series 2009A
7.00%, 11/15/39 (a)	1,000	1,130,200

		2,092,370

	Principal Amount (000)	U.S. $ Value
Idaho - 0.2%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	$4,000	$4,538,720

Illinois - 14.1%
Chicago Board of Education
Series 2011A
5.25%, 12/01/41	5,000	4,925,450
Series 2012A
5.00%, 12/01/42	8,580	8,339,674
Series 2015C
5.25%, 12/01/35-12/01/39	15,500	15,362,773
Series 2016A
7.00%, 12/01/44	3,095	3,542,104
Series 2017A
7.00%, 12/01/46 (a)(b)	3,500	4,101,160
Series 2017B
6.75%, 12/01/30 (a)(b)	11,365	13,189,651
7.00%, 12/01/42 (a)(b)	2,400	2,816,472
Chicago O’Hare International Airport
Series 2017D
5.25%, 1/01/32-1/01/36	10,170	12,245,451
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.75%, 1/01/43	2,055	2,394,568
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/31	5,000	5,492,200
Series 2014
5.25%, 12/01/49	8,000	8,941,920
City of Chicago IL
Series 2003B
5.00%, 1/01/18	1,000	1,008,040
Series 2008A
5.00%, 1/01/18-1/01/19	4,955	4,994,038
Series 2010A
4.00%, 12/01/18	595	605,781
5.00%, 1/01/18-1/01/19	2,715	2,763,032
Series 2012A
5.00%, 1/01/34	695	715,885
Series 2014A
5.00%, 1/01/23-1/01/36	2,485	2,619,120
Series 20152
5.00%, 1/01/18-1/01/25	1,550	1,601,482
Series 2015A
5.00%, 1/01/19	600	619,248
5.50%, 1/01/33	1,000	1,081,130
Series 2016C
5.00%, 1/01/38	590	616,078
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18 (a)	1,195	1,203,162

	Principal Amount (000)	U.S. $ Value
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (a)(h)	$7,950	$7,001,485
City of Chicago IL (Metramarket of Chicago LLC)
Series 2010A
6.87%, 2/15/24	792	792,578
Illinois Finance Authority
Series 2010A
6.00%, 8/15/38	3,360	3,761,621
6.00%, 5/15/39 (a)	3,715	4,190,074
Series 2010B
6.00%, 5/01/34 (a)	2,025	2,285,962
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	6,400	7,127,168
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (a)(c)(d)(e)	3,950	2,133,000
8.25%, 2/15/46 (a)(c)(d)(e)	1,950	1,053,000
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	7,675	7,659,880
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,370,005
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.625%, 5/15/42 (a)	7,525	7,885,372
5.75%, 5/15/46 (a)	4,740	4,983,636
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/40-12/01/46	16,000	17,421,320
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2010A
6.00%, 5/15/39	1,685	1,794,003
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.33%, 5/15/48 (a)	4,344	4,217,278
6.44%, 5/15/55 (a)	8,560	8,254,011
Series 2016C
2.00%, 5/15/55 (a)(d)(e)(h)	2,277	102,670
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	7,500	8,256,225

	Principal Amount (000)	U.S. $ Value
Series 2015
5.25%, 5/15/50	$2,300	$2,410,952
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/32-2/15/36	12,535	14,192,194
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017C
5.00%, 8/01/49	1,075	1,169,493
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/44	4,500	4,863,915
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/36-1/01/40	22,300	25,442,164
Series 2016A
5.00%, 12/01/32	7,735	9,027,286
State of Illinois
Series 2014
5.00%, 5/01/29-5/01/36	30,190	31,664,022
Series 2016
5.00%, 2/01/25-11/01/35	47,125	51,965,980
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2016A
4.50%, 3/01/33 (a)	10,661	10,348,313
Series 2016B
7.00%, 3/01/33 (a)	4,555	4,441,717
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25 (a)	3,271	3,394,873
5.00%, 3/01/36 (a)	8,969	9,338,074
Series 2015B
6.00%, 3/01/36 (a)	2,983	3,196,195

		360,922,885

Indiana - 2.5%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40-8/15/45	8,010	8,502,880
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.00%, 9/01/46	7,000	7,187,390
5.25%, 9/01/34-9/01/40	11,800	12,405,358
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/39	2,675	2,848,340

	Principal Amount (000)	U.S. $ Value
Indiana Finance Authority (Marquette Manor LLC)
Series 2012
4.75%, 3/01/32	$5,535	$5,713,061
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44-7/01/48	22,595	24,438,514
Town of Chesterton IN (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	2,000	2,034,320

		63,129,863

Iowa - 0.2%
Xenia Rural Water District
Series 2016
5.00%, 12/01/41	4,000	4,489,960

Kentucky - 2.6%
Kentucky Economic Development Finance Authority
Series 2010A
6.00%, 6/01/30	6,210	7,042,264
6.375%, 6/01/40	2,900	3,317,919
6.50%, 3/01/45	3,725	4,274,326
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/46	7,855	8,642,856
Kentucky Economic Development Finance Authority (Catholic Health Initiatives)
Series 2013
5.375%, 1/01/40	3,250	3,447,633
Kentucky Economic Development Finance Authority (Masonic Home Independent Living II, Inc.)
Series 2016A
5.00%, 5/15/46-5/15/51 (a)	8,000	8,254,450
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (a)	7,765	8,116,133
5.50%, 11/15/45 (a)	2,350	2,465,315
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/30-1/01/45	11,755	13,070,984
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	4,045	4,460,947

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.75%, 11/15/50 (a)	$2,650	$2,698,230

		65,791,057

Louisiana - 1.7%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	5,775	5,807,571
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2010A
5.625%, 10/01/30	1,200	1,365,384
5.875%, 10/01/40	4,200	4,810,512
6.00%, 10/01/44	1,740	1,999,469
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45 (a)	7,625	8,301,337
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/41	5,000	5,672,650
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (a)(c)(d)(e)	7,250	72,500
Series 2014A
8.375%, 7/01/39 (a)(c)(d)(e)	17,000	170,000
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	2,105	2,337,624
Series 2017
5.00%, 5/15/42	5,000	5,655,600
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/48	2,350	2,670,187
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/37 (a)	4,600	4,890,996

		43,753,830

Maine - 1.0%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (b)	7,270	7,760,434

	Principal Amount (000)	U.S. $ Value
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
6.75%, 7/01/36-7/01/41	$8,440	$9,253,618
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/39	8,100	9,007,524

		26,021,576

Maryland - 0.5%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The))
Series 2014A
6.00%, 7/01/34 (a)	1,500	1,596,345
6.125%, 7/01/39 (a)	750	795,960
6.25%, 7/01/44 (a)	2,000	2,125,000
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40 (a)	1,000	1,032,430
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/40-7/01/45	5,275	5,772,824

		11,322,559

Massachusetts - 2.9%
Commonwealth of Massachusetts
Series 2017A
5.00%, 4/01/34-4/01/35	16,750	20,142,122
NATL Series 2000D
1.635%, 12/01/30 (i)	1,550	1,430,638
NATL Series 2000E
1.62%, 12/01/30 (i)	5,400	4,984,146
NATL Series 2000F
1.62%, 12/01/30 (i)	11,275	10,406,802
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group)
Series 2016N
5.00%, 12/01/34-12/01/41	4,000	4,616,820
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/35-10/01/43	8,000	8,830,720
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,454,450
Series 2014
5.125%, 7/01/44	1,000	1,104,730
Massachusetts Development Finance Agency (North Hill Communities, Inc. Obligated Group)
Series 2013A
6.25%, 11/15/33 (a)(b)	2,000	2,251,500
6.50%, 11/15/43 (a)(b)	3,750	4,248,413

	Principal Amount (000)	U.S. $ Value
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012B
5.00%, 8/15/30 (f)	$10,000	$11,680,100

		75,150,441

Michigan - 5.3%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.25%, 7/01/39	11,115	12,366,104
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System)
Series 2011C
5.00%, 7/01/41	1,425	1,511,726
5.25%, 7/01/27	5,000	5,567,250
Detroit City School District
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,386,665
Great Lakes Water Authority (Great Lakes Water Authority Water Supply System)
Series 2016B
5.00%, 7/01/46	10,000	11,065,300
Series 2016D
5.00%, 7/01/36	8,500	9,549,070
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
Series 2014C-1
5.00%, 7/01/44	11,970	12,841,655
Series 2014C-2
5.00%, 7/01/44	2,000	2,115,520
Series 2014C-6
5.00%, 7/01/33	2,750	3,083,190
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
Series 2014D-4
5.00%, 7/01/29-7/01/30	2,400	2,728,280
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/39	13,580	14,677,264
Michigan Strategic Fund (Canterbury Health Care, Inc. Obligated Group)
Series 2016
5.00%, 7/01/46-7/01/51 (a)(b)	3,785	3,684,278
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)(b)	10,255	11,441,196
Series 2014
9.00%, 12/01/25 (a)	6,080	6,782,240

	Principal Amount (000)	U.S. $ Value
Series 2016
9.00%, 12/01/25 (a)(b)(g)(j)	$2,890	$2,755,268
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	1,750	1,807,190
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	23,470	23,207,605
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/46-7/01/51 (a)(b)	4,940	4,802,596

		134,372,397

Minnesota - 0.1%
City of St Louis Park MN
Series 2009
5.75%, 7/01/39	3,000	3,265,380

Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36-9/01/46	8,310	9,291,754

Missouri - 1.2%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,520	1,605,606
Series 2011
6.00%, 2/01/41	1,750	1,916,793
Kansas City Industrial Development Authority (Kansas City Industrial Development Authority Sales Tax)
Series 2016A
5.00%, 4/01/36-4/01/46 (a)(b)	2,150	2,074,413
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/51 (a)(b)	8,000	8,040,240
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36-8/15/51	10,000	10,502,911
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.)
NATL Series 1998A
1.76%, 9/01/33 (i)	8,000	6,801,320

		30,941,283

	Principal Amount (000)	U.S. $ Value
Nebraska - 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	$17,050	$18,682,991
5.25%, 9/01/37	1,500	1,662,540
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/44	4,015	4,341,459

		24,686,990

Nevada - 0.1%
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/45	3,000	3,351,750

New Hampshire - 0.4%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	4,585	5,015,990
Series 2016
5.00%, 1/01/41-1/01/46	5,460	6,162,398

		11,178,388

New Jersey - 6.8%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	2,500	2,816,675
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/29	5,900	6,489,174
Series 2014U
5.00%, 6/15/40	3,500	3,709,965
Series 2015W
5.25%, 6/15/40	5,000	5,420,750
Series 2017B
5.00%, 11/01/26	10,000	11,529,500
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	9,780	10,872,622
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	7,875,419
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
4.875%, 9/15/19	665	687,577
5.25%, 9/15/29	4,140	4,538,434

	Principal Amount (000)	U.S. $ Value
Series 2000B
5.625%, 11/15/30	$4,525	$5,121,259
New Jersey Health Care Facilities Financing Authority
Series 2008
6.625%, 7/01/38	1,500	1,571,070
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	5,240	5,664,230
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	22,140	25,061,192
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/36	5,000	5,326,900
Series 2015A
5.00%, 6/15/45	1,000	1,071,030
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/30	9,360	10,770,084
Series 2015E
5.00%, 1/01/45	18,000	20,590,920
Series 2017B
5.00%, 1/01/33	11,500	13,844,965
South Jersey Transportation Authority LLC
Series 2014A
5.00%, 11/01/39	7,765	8,594,380
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	23,210	22,395,329

		173,951,475

New Mexico - 0.4%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	8,155	8,886,830

New York - 9.6%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/39	6,950	7,066,551
5.50%, 11/01/44	2,875	3,007,768
City of Newburgh NY
Series 2012A
5.25%, 6/15/27	1,010	1,130,867
5.625%, 6/15/34	1,235	1,371,776
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2015
12.00%, 1/01/22 (a)(c)	5,000	4,895,950

	Principal Amount (000)	U.S. $ Value
Metropolitan Transportation Authority
Series 2015A
5.00%, 11/15/45	$4,830	$5,538,947
Series 2016A
5.00%, 11/15/32	1,295	1,536,453
Series 2016B
5.00%, 11/15/37	5,000	5,872,550
Series 2016C
5.00%, 11/15/36	3,705	4,364,675
AGM Series 2016B
5.00%, 11/15/35	15,000	17,710,800
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
5.00%, 11/15/31 (f)	10,740	12,351,430
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
5.875%, 1/01/23 (a)	1,121	1,150,694
6.50%, 1/01/32 (a)	1,399	1,431,928
6.70%, 1/01/49 (a)	5,999	6,083,393
Series 2014B
5.50%, 7/01/20 (a)	273	278,363
Series 2014C
2.00%, 1/01/49 (a)(d)(e)(h)	1,933	328,612
New York City Municipal Water Finance Authority
Series 2013D
5.00%, 6/15/34 (f)	10,000	11,713,100
New York City NY Transitional
5.00%, 11/01/28-2/01/32 (f)	18,640	21,821,151
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2017
5.00%, 2/01/35-2/01/37	8,250	9,807,330
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	1,900	2,071,418
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (f)	9,500	11,078,330
New York NY Transitional Fin Auth
Series 2011D-1
5.00%, 2/01/26 (f)	10,000	11,245,400
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The))
NATL Series 1997A-1
1.365%, 12/01/20 (i)	2,000	1,967,290
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.435%, 1/01/39 (i)	11,025	9,941,772

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	$17,110	$18,877,976
5.25%, 1/01/50	8,000	8,891,120
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (a)	3,765	4,444,582
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (a)	6,375	6,529,275
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/33	5,000	5,675,250
Port Authority of New York & New Jersey (Delta Air Lines, Inc.)
Series 2010
6.00%, 12/01/42	2,285	2,548,255
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (f)	11,175	13,179,230
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
7.50%, 9/15/44 (a)(b)(j)	2,025	1,842,608
Series 2014B
7.00%, 9/15/44 (a)(b)	2,350	2,462,518
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27-9/15/37 (a)	10,140	10,143,355
Westchester County Industrial Development Agency (Million Air Two LLC Obligated Group)
Series 2017A
7.00%, 6/01/46 (a)(b)	6,885	6,936,018
Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY)
Series 2016
5.00%, 11/01/46	10,000	10,941,900

		246,238,635

North Carolina - 0.1%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/47	1,000	1,142,770
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	1,625	1,698,694

		2,841,464

	Principal Amount (000)	U.S. $ Value
North Dakota - 0.2%
County of Burleigh ND
Series 2014A
5.00%, 7/01/35 (a)	$4,120	$4,691,114

Ohio - 4.6%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	43,190	41,177,346
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	16,200	17,397,018
5.25%, 2/15/47	7,575	8,300,836
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (a)	11,835	12,006,726
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,000	1,064,690
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40 (a)	5,265	5,394,835
7.125%, 1/15/50 (a)	1,560	1,600,560
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	12,525	12,388,102
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	2,730	2,694,810
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,510	1,490,536
State of Ohio (Portsmouth Gateway Group LLC)
Series 2015
5.00%, 6/30/53	11,000	12,001,440
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	1,000	1,017,160

		116,534,059

Oklahoma - 0.2%
Oklahoma Development Finance Authority (Inverness Village an Oklahoma not for Profit Corp.)
Series 2012
5.75%, 1/01/27 (a)	500	519,280

	Principal Amount (000)	U.S. $ Value
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35 (a)	$3,875	$4,085,723

		4,605,003

Oregon - 0.8%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.40%, 10/01/44 (a)	2,750	2,970,907
5.50%, 10/01/49 (a)	5,650	6,120,193
Oregon St Dept of Transportation
Series 2013A
5.00%, 11/15/29-11/15/30 (f)	10,000	12,054,850

		21,145,950

Pennsylvania - 4.1%
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (b)	3,070	3,306,022
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group)
Series 2016A
5.00%, 11/15/46	1,250	1,377,800
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46-6/01/51 (a)	6,390	6,694,832
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (a)	4,170	4,393,470
Series 2012
5.25%, 1/01/32-1/01/41 (a)	3,720	3,867,142
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	4,000	4,736,400
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.375%, 1/01/50 (a)	3,000	3,036,840
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45 (a)	18,125	19,662,906
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	2,135	2,331,463

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	$3,620	$3,928,931
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-12/31/38	11,930	13,425,463
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/36	2,010	2,296,063
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/49	2,665	2,771,813
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (a)	1,300	1,353,313
6.50%, 6/01/45 (a)	2,390	2,498,888
6.625%, 6/01/50 (a)	4,150	4,357,873
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (b)	12,395	12,621,574
Series 2016B
6.08%, 1/01/26 (b)	1,090	1,068,015
Series 2016C
Zero Coupon, 1/01/36 (b)	3,010	1,086,580
Series 2016D
Zero Coupon, 1/01/57 (b)	62,965	4,372,290
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29	5,635	6,592,556

		105,780,234

Puerto Rico - 0.5%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26 (c)	11,955	11,058,375
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	1,665	1,537,911

		12,596,286

	Principal Amount (000)	U.S. $ Value
Rhode Island - 0.7%
Rhode Island Health & Educational Building Corp.
Series 2011
8.375%, 1/01/46	$8,500	$10,538,300
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group)
Series 2016
5.00%, 5/15/31-5/15/34	6,285	7,145,967

		17,684,267

South Carolina - 0.3%
South Carolina Jobs-Economic Development Authority (The Woodlands at Furman)
Series 2017
5.25%, 11/15/47 (a)	4,050	4,282,268
South Carolina Public Service Authority
Series 2013A
5.125%, 12/01/43	1,480	1,644,250
Series 2013B
5.125%, 12/01/43	1,120	1,244,298

		7,170,816

Tennessee - 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (a)(b)	15,000	14,800,200
Chattanooga Health Educational & Housing Facility Board (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/45	4,850	5,113,840
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	2,455	2,621,866
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/40	5,650	6,402,636
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2012
5.00%, 12/01/32 (a)	2,200	2,289,166
5.25%, 12/01/42 (a)	5,700	5,940,255
5.375%, 12/01/47 (a)	1,700	1,777,452
Series 2014
5.25%, 12/01/44-12/01/49 (a)	4,325	4,551,103

		43,496,518

	Principal Amount (000)	U.S. $ Value
Texas - 10.0%
Arlington Higher Education Finance Corp. (Uplift Education)
Series 2016A
5.00%, 12/01/46	$2,175	$2,367,749
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,120	2,020,826
Board of Managers Joint Guadalupe County-City of Seguin Hospital
Series 2015
5.00%, 12/01/40	1,500	1,561,515
5.25%, 12/01/35	1,200	1,306,056
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41	5,600	6,509,832
Series 2015A
5.00%, 1/01/35-1/01/45	26,515	29,955,587
Series 2016
5.00%, 1/01/40-1/01/46	12,990	14,697,203
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/40	4,715	5,270,710
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	12,845	13,979,856
Series 2015B
5.00%, 7/15/30-7/15/35	4,655	5,064,678
Clifton Higher Education Finance Corp.
Series 2011
5.75%, 8/15/41	1,000	1,177,610
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/32-8/15/42	6,470	7,002,404
Series 2013
6.00%, 8/15/43	1,000	1,168,950
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/32 (a)(b)	2,000	2,090,780
Dallas/Fort Worth International Airport
Series 2013A
5.00%, 11/01/29	5,155	5,976,965
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	6,300	6,755,994
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (f)	9,600	11,118,432
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital)
Series 2015
5.00%, 8/15/35	1,800	1,973,916

	Principal Amount (000)	U.S. $ Value
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	$6,985	$7,313,085
New Hope Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2016
5.00%, 11/15/46	3,400	3,529,200
New Hope Cultural Education Facilities Finance Corp. (The Langford at College Station)
Series 2016A
5.375%, 11/15/36 (a)	500	505,925
5.50%, 11/15/46-11/15/52 (a)	2,150	2,169,562
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (a)	3,100	3,246,010
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/40	1,000	1,094,400
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	15,170	16,950,199
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	10,544,284
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/38	5,000	5,687,800
Red River Education Finance Corp. (St Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46	2,000	2,244,860
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44 (a)	2,000	2,337,820
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.125%, 1/01/41	4,360	4,521,015
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (a)(c)(d)(e)	5,720	1,830,400
Tarrant County Cultural Education Facilities Finance Corp (CC Young Memorial Home Obligated Group) 2017A
6.375%, 2/15/52 (a)	3,000	3,139,470

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp.
Series 2010
8.125%, 11/15/44 (a)	$5,000	$6,098,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	4,000	4,018,840
Series 2014
5.625%, 11/15/41	3,250	3,445,650
Series 2015I
5.50%, 11/15/45	1,880	1,982,460
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48 (a)	5,000	5,247,300
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28 (a)	2,000	2,138,400
8.25%, 11/15/44 (a)	10,700	11,451,247
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	3,960	4,225,975
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	7,810	8,867,083
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	6,450	7,199,490
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	526,815
5.25%, 8/15/42	2,375	2,414,591
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32 (a)	8,155	8,939,674
7.125%, 1/01/46 (a)	860	938,785
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (a)	3,000	3,934,470

		256,542,373

	Principal Amount (000)	U.S. $ Value
Utah - 0.4%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31 (a)	$3,435	$3,644,569
Utah Charter School Finance Authority
Series 2010
8.25%, 7/15/46 (a)	2,000	2,164,880
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,995,866
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology)
Series 2012
6.30%, 7/15/32	850	909,424
6.55%, 7/15/42	1,890	2,037,118

		10,751,857

Vermont - 0.1%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33 (a)	3,100	3,305,468

Virginia - 3.8%
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	1,750	1,978,830
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (a)	470	481,755
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	4,600	5,023,752
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/42-12/01/47 (a)	6,520	6,867,513
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36 (a)	2,915	3,206,063
Prince William County Industrial Development Authority (Westminster at Lake Ridge)
Series 2016
5.00%, 1/01/37 (a)	3,000	3,269,520
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)	1,300	1,343,303
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	30,935	30,001,382

	Principal Amount (000)	U.S. $ Value
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/35-7/01/45 (b)	$4,310	$4,550,882
Series 2015B
5.00%, 7/01/45 (b)	4,000	4,200,280
Virginia College Building Authority (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (f)	9,200	10,770,348
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	6,240	6,912,672
5.50%, 1/01/42	17,045	18,846,315

		97,452,615

Washington - 3.3%
Energy Northwest (Bonneville Power Administration)
Series 2017A
5.00%, 7/01/33	8,500	10,298,600
King County Public Hospital District No. 4
Series 2015A
5.00%, 12/01/38 (a)	5,700	5,677,428
Seattle WA Mun Light & Pwr
Series 2011A
5.00%, 2/01/26 (f)	7,500	8,436,825
Washington Health Care Facilities Authority
Series 2012
5.00%, 12/01/42 (a)	9,390	10,922,636
Washington Health Care Facilities Authority (Catholic Health Initiatives)
Series 2013A
5.25%, 1/01/40	3,355	3,550,663
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42	4,200	4,640,076
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.25%, 10/01/46	3,250	3,518,125
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	18,350	20,280,787
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/36-1/01/46 (b)	6,625	7,043,965

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group)
Series 2012
5.00%, 1/01/48	$5,315	$5,533,499
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(b)	4,185	4,872,554

		84,775,158

West Virginia - 0.6%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	6,050	5,958,524
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004C
1.453%, 2/15/34 (i)	1,950	1,744,846
West Virginia Hospital Finance Authority (West Virginia University Health System, Inc.)
Series 2013A
5.50%, 6/01/44	7,050	7,964,174

		15,667,544

Wisconsin - 3.2%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (b)	435	472,310
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	6,485	7,279,866
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	17,745	20,299,216
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	7,180	7,272,766
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	5,090	5,230,535
Series 2016D
4.05%, 11/01/30	1,780	1,836,355
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (a)(b)	17,450	17,289,634
Wisconsin Public Finance Authority (Natgasoline LLC)
Series 2016
10.00%, 6/30/21 (a)(b)	14,438	14,452,948

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44 (a)	$1,100	$1,195,568
6.00%, 11/15/49 (a)	1,500	1,648,410
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,740	1,914,226
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/38 (b)	1,725	1,769,954

		80,661,788

Total Municipal Obligations (cost $2,511,819,636)		2,632,168,806

	Shares
SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (k)(l)(m) (cost $12,158,969)	12,158,969	12,158,969

	Principal Amount (000)
Corporates - Investment Grade - 0.2%
Industrial - 0.2%
Capital Goods - 0.2%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 10/15/17 (a)(h)(n)(o)	$2,260	2,260,000
8.00%, 10/15/17 (a)	2,375	2,375,000

Total Corporates - Investment Grade (cost $4,635,000)		4,635,000

Corporates - Non-Investment Grade - 0.0%
Industrial - 0.0%
Capital Goods - 0.0%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 9/10/17 (a)(b) (cost $1,155,000)	1,155	1,155,000

Total Short-Term Investments (cost $17,948,969)		17,948,969

U.S. $ Value
Total Investments - 103.7% (cost $2,529,768,605) (p)	$2,650,117,775
Other assets less liabilities - (3.7)%	(94,673,862)

Net Assets - 100.0%	$2,555,443,913

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)
USD 25,000	7/23/37	3 Month LIBOR	2.439%	Quarterly/ Semi- Annual	$141,727
USD 18,250	7/23/47	3 Month LIBOR	2.466%	Quarterly/ Semi- Annual	75,545

					$217,272

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate market value of these securities amounted to $286,717,849 or 11.2% of net assets.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32	12/22/11	$3,795,000	$569,250	0.02%
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 06/01/47	9/07/12	8,995,000	6,746,250	0.26%
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.12%, 02/15/40	12/02/13	3,800,748	2,133,000	0.08%
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.25%, 02/15/46	8/20/10	1,928,689	1,053,000	0.04%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2015
12.00%, 01/01/22	7/10/15	5,000,000	4,895,950	0.19%

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 07/01/39	11/22/13	$5,203,615	$72,500	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
8.37%, 07/01/39	7/31/14	11,810,208	170,000	0.01%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.62%, 06/01/26	6/26/14	11,336,421	11,058,375	0.43%
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 07/01/38	8/31/12	5,720,000	1,830,400	0.07%

(d)	Defaulted.
(e)	Non-income producing security.
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(g)	When-Issued or delayed delivery security.
(h)	Illiquid security.
(i)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2017 and the aggregate market value of these securities amounted to $37,276,814 or 1.46% of net assets.
(j)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of August 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 6/19/17	12/31/16	$2,260,000	$2,260,000	0.09%

(o)	Fair valued by the Adviser.
(p)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $158,772,076 and gross unrealized depreciation of investments was $(38,205,634), resulting in net unrealized appreciation of $120,566,442.

As of August 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
GO	-	General Obligation
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2			Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alaska	$	– 0	–	$	– 0	–	$5,171,394	$5,171,394
Arizona		– 0	–		16,559,440		18,608,287	35,167,727
California		– 0	–		124,613,819		53,847,937	178,461,756
Colorado		– 0	–		19,116,685		20,886,201	40,002,886
Florida		– 0	–		75,938,498		21,449,130	97,387,628
Guam		– 0	–		962,170		1,130,200	2,092,370
Illinois		– 0	–		266,786,780		94,136,105	360,922,885
Indiana		– 0	–		61,095,543		2,034,320	63,129,863
Kentucky		– 0	–		44,256,929		21,534,128	65,791,057
Louisiana		– 0	–		30,318,997		13,434,833	43,753,830
Maryland		– 0	–		5,772,824		5,549,735	11,322,559
Massachusetts		– 0	–		68,650,528		6,499,913	75,150,441
Michigan		– 0	–		104,906,819		29,465,578	134,372,397
Missouri		– 0	–		20,826,630		10,114,653	30,941,283
New York		– 0	–		199,711,339		46,527,296	246,238,635
North Carolina		– 0	–		1,142,770		1,698,694	2,841,464
North Dakota		– 0	–		– 0	–	4,691,114	4,691,114
Ohio		– 0	–		96,514,778		20,019,281	116,534,059
Oklahoma		– 0	–		– 0	–	4,605,003	4,605,003
Oregon		– 0	–		12,054,850		9,091,100	21,145,950
Pennsylvania		– 0	–		59,914,970		45,865,264	105,780,234
South Carolina		– 0	–		2,888,548		4,282,268	7,170,816
Tennessee		– 0	–		14,138,342		29,358,176	43,496,518
Texas		– 0	–		202,474,030		54,068,343	256,542,373
Utah		– 0	–		4,942,408		5,809,449	10,751,857
Vermont		– 0	–		– 0	–	3,305,468	3,305,468
Virginia		– 0	–		82,284,461		15,168,154	97,452,615
Washington		– 0	–		43,021,753		41,753,405	84,775,158

Investments in Securities:	Level 1			Level 2		Level 3		Total
Wisconsin	$	– 0	–	$18,503,246		$62,158,542		$80,661,788
Other		– 0	–	402,507,678		– 0	–	402,507,678
Short-Term Investments:
Investment Companies		12,158,969		– 0	–	– 0	–	12,158,969
Corporates - Investment Grade		– 0	–	– 0	–	4,635,000		4,635,000
Corporates - Non-Investment Grade		– 0	–	– 0	–	1,155,000		1,155,000

Total Investments in Securities		12,158,969		1,979,904,835		658,053,971		2,650,117,775
Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	217,272		– 0	–	217,272
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$12,158,969		$1,980,122,107		$658,053,971		$2,650,335,047

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Corporates - Investment Grade			Corporates - Non- Investment Grade
Balance as of 5/31/16	$619,688,854			$4,635,000		$	– 0	–
Accrued discounts/(premiums)	(41,044)			– 0	–		– 0	–
Realized gain (loss)	1,581,054			– 0	–		– 0	–
Change in unrealized appreciation/depreciation	6,866,519			– 0	–		– 0	–
Purchases	59,498,701			– 0	–		1,155,000
Sales	(35,330,113)			– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 8/31/17	$652,263,971			$4,635,000			$1,155,000

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$8,361,810		$	– 0	–	$	– 0	–

	Total
Balance as of 5/31/16	$624,323,854
Accrued discounts/(premiums)	(41,044)
Realized gain (loss)	1,581,054
Change in unrealized appreciation/depreciation	6,866,519
Purchases	60,653,701
Sales	(35,330,113)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 8/31/17	$658,053,971

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$8,361,810

As of August 31, 2017, all Level 3 securities were priced i) by third party vendors, or ii) using prior transaction prices, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)	Dividend Income (000)
Government Money Market	$199	$140,195	$128,235	$12,159	$53

AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.6%
Long-Term Municipal Bonds - 99.6%
California - 97.7%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35-10/01/36	$12,085	$13,903,577
Anaheim Housing & Public Improvements Authority (Anaheim Electric Utility Fund)
Series 2016A
5.00%, 10/01/34-10/01/36	10,930	12,452,263
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/33-6/01/35	3,300	3,887,372
Bay Area Toll Authority
Series 2010S-2
5.00%, 10/01/30 (Pre-refunded/ETM)	2,350	2,641,024
Series 2013S
5.00%, 4/01/31 (Pre-refunded/ETM)	8,500	10,240,120
5.00%, 4/01/33 (Pre-refunded/ETM)	4,200	5,059,824
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26 (a)	640	647,046
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	3,640	3,932,656
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/35	4,415	5,037,736
California Educational Facilities Authority (Loma Linda University)
Series 2017A
5.00%, 4/01/47	3,000	3,418,140
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/30	1,250	1,410,938
Series 2015
5.00%, 11/01/31	2,000	2,369,900
California Health Facilities Financing Authority (Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/30	2,000	2,420,960
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/35-8/15/47	7,365	8,436,617
California Health Facilities Financing Authority (Dignity Health Obligated Group)
Series 2008G
5.50%, 7/01/25	3,180	3,297,660
California Health Facilities Financing Authority (St Joseph Health System Obligated Group)
Series 2013A
5.00%, 7/01/33	5,000	5,719,500
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2017A
5.00%, 11/15/34-11/15/36	9,180	11,004,638

	Principal Amount (000)	U.S. $ Value
California Infrastructure & Economic Development Bank (Salvation Army Western Territory (The))
Series 2016
4.00%, 9/01/34	$1,000	$1,069,300
California Municipal Finance Authority (American Heritage Education Foundation/CA)
Series 2016A
5.00%, 6/01/36-6/01/46	3,400	3,749,971
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	5,960	6,487,796
California Municipal Finance Authority (Biola University, Inc.)
Series 2017
5.00%, 10/01/32-10/01/39	5,510	6,402,138
California Municipal Finance Authority (Eisenhower Medical Center)
Series 2017A
5.00%, 7/01/34-7/01/36	5,050	5,836,241
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2014
5.25%, 1/01/45 (a)	1,295	1,274,591
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (a)(b)(c)(d)	2,745	411,750
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital)
Series 2017
5.00%, 10/15/37-10/15/47	3,665	4,008,473
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/42 (a)(e)	2,750	2,738,175
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2015A
5.00%, 7/01/45 (e)	4,000	4,398,520
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/46-6/01/51 (a)(e)	4,325	4,440,071
California School Finance Authority (Green Dot Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45 (e)	1,000	1,081,930
California School Finance Authority (Kipp LA Schools)
Series 2017A
5.00%, 7/01/37-7/01/47 (e)	1,910	2,168,821

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Kipp LA)
Series 2014A
5.00%, 7/01/34	$600	$672,696
California School Finance Authority (Launchpad Development Obligated Group)
Series 2016A
5.00%, 6/01/36-6/01/46 (a)(e)	3,500	3,559,580
California School Finance Authority (Rocketship Education Obligated Group)
Series 2017A
5.125%, 6/01/47 (a)(e)	1,100	1,129,128
California School Finance Authority (View Park Elementary & Middle Schools)
Series 2014A
5.625%, 10/01/34	575	627,222
5.875%, 10/01/44	1,000	1,095,740
6.00%, 10/01/49	715	775,253
California State Public Works Board (California State Public Works Board Lease)
Series 2012A
5.00%, 4/01/37	5,000	5,626,250
California State University
Series 2016A
4.00%, 11/01/34	1,000	1,087,610
Series 2017A
5.00%, 11/01/32-11/01/36	4,675	5,682,222
California Statewide Communities Development Authority (American Baptist Homes of the West)
Series 2015
5.00%, 10/01/26-10/01/45	5,645	6,424,832
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/34-11/15/44	4,500	5,200,865
California Statewide Communities Development Authority (CHF-Irvine LLC)
Series 2017A
5.00%, 5/15/34-5/15/36	3,910	4,570,913
California Statewide Communities Development Authority (Highland Creek Associates LP/CA)
Series 2001K
5.40%, 4/01/34	4,930	4,947,452
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/36 (e)	5,000	5,505,850
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44 (a)	1,800	1,900,818
5.375%, 11/01/49 (a)	2,500	2,659,075

	Principal Amount (000)	U.S. $ Value
Capistrano Unified School District School Facilities Improvement District No 1
AGM Series 2001B
Zero Coupon, 8/01/25	$8,000	$6,358,800
City of Atwater CA Wastewater Revenue
AGM Series 2017A
5.00%, 5/01/40-5/01/43	2,000	2,307,630
City of Encinitas CA (City of Encinitas CA CFD No 1)
Series 2012
5.00%, 9/01/26-9/01/29	2,795	3,130,917
City of Irvine CA (City of Irvine CA Assessment Dist No 13-1)
Series 2013
5.00%, 9/02/27-9/02/29	1,760	1,977,044
City of Long Beach CA (City of Long Beach CA Marina Revenue)
Series 2015
5.00%, 5/15/32-5/15/45	5,600	6,175,180
City of Los Angeles CA Wastewater System Revenue
Series 2013B
5.00%, 6/01/31	5,000	5,949,200
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	8,968,169
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	13,875,909
City of Palm Springs CA COP
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	35,928,375
City of Palo Alto CA (City of Palo Alto CA University Avenue AD)
Series 2012
5.00%, 9/02/25-9/02/30	3,290	3,662,148
City of Redding CA
NATL Series 1992
11.049%, 7/01/22 (Pre-refunded/ETM)(f)	650	829,140
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/33	10,090	11,754,749
City of Roseville CA
Series 2017A
5.00%, 9/01/33-9/01/34 (a)	2,320	2,641,382
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.00%, 9/01/36 (a)	755	810,342
City of San Jose CA Hotel Tax Revenue
Series 2011
6.125%, 5/01/31	5,000	5,826,650

	Principal Amount (000)	U.S. $ Value
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 7/01/30	$1,810	$2,039,237
Contra Costa County Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 8/01/33	1,675	2,006,148
County of Orange CA COP
AMBAC Series 1991
6.00%, 6/01/21 (Pre-refunded/ETM)	395	421,903
County of Sacramento CA (North Vineyard District 2005-2)
Series 2016
5.00%, 9/01/40-9/01/45 (a)	2,265	2,536,350
County of Sacramento CA Airport System Revenue
Series 2016B
5.00%, 7/01/36	1,755	2,057,808
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,635	1,751,804
El Dorado Irrigation District/El Dorado County Water Agency
Series 2016C
5.00%, 3/01/36	4,750	5,585,430
Fremont Community Facilities District No 1
Series 2015
5.00%, 9/01/40 (a)	4,000	4,447,240
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/32	2,535	3,020,174
Imperial Irrigation District Electric System Revenue
Series 2016C
5.00%, 11/01/31-11/01/36	5,000	5,998,245
Irvine Unified School District
Series 2017B
5.00%, 9/01/47 (a)	1,000	1,131,800
Jurupa Unified School District
Series 2017B
5.00%, 8/01/34-8/01/35	1,535	1,836,075
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/31-9/01/35 (a)	4,925	5,608,277
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/28-11/01/29	6,580	7,547,002
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2016A
5.00%, 6/01/32	3,500	4,284,280
Los Angeles County Sanitation Districts Financing Authority
Series 2015A
5.00%, 10/01/34	5,000	5,896,250

	Principal Amount (000)	U.S. $ Value
Los Angeles Unified School District/CA COP
Series 2012B
5.00%, 10/01/28-10/01/29	$9,220	$10,714,787
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/35	12,480	13,368,701
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
5.875%, 3/01/32	1,580	1,758,319
6.00%, 3/01/36	1,125	1,253,936
AMBAC Series 2005
5.00%, 3/01/26	1,900	1,905,282
Norman Y Mineta San Jose International Airport SJC
Series 2017A
5.00%, 3/01/33-3/01/37	8,400	9,812,517
Series 2017B
5.00%, 3/01/35	3,000	3,557,490
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/31-8/01/33	5,340	6,314,449
Series 2016
5.00%, 8/01/31	2,500	3,015,975
Orange County Transportation Authority
Series 2013
5.00%, 8/15/29	2,360	2,764,858
Oxnard Financing Authority
AGM Series 2014
5.00%, 6/01/31	5,250	6,087,060
Palomar Health
Series 2016
5.00%, 11/01/36	5,000	5,591,500
Series 2016A
5.00%, 8/01/31	1,285	1,519,705
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	21,450	23,071,405
Poway Unified School District (Poway Unified School District CFD No 6)
Series 2012
5.00%, 9/01/26	970	1,092,220
Poway Unified School District Public Financing Authority
Series 2015A
5.00%, 9/01/33-9/01/34 (a)	2,500	2,813,425
Redding Joint Powers Financing Authority
Series 2015A
5.00%, 6/01/30	1,350	1,607,513
Riverside County Transportation Commission (Riverside County Transportation Commission Sales Tax)
Series 2013A
5.25%, 6/01/32	9,165	10,935,770

	Principal Amount (000)	U.S. $ Value
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/35	$5,000	$5,937,250
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/36 (Pre-refunded/ETM) (a)	680	761,104
5.00%, 3/01/36-3/01/42	2,445	2,660,377
5.00%, 3/01/42 (Pre-refunded/ETM) (a)	1,125	1,259,179
San Diego County Water Authority Financing Corp.
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	18,255,098
San Diego Public Facilities Financing Authority (San Diego Public Facilities Financing Authority Lease)
Series 2010A
5.25%, 3/01/25	15,000	16,786,050
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	3,180	3,757,106
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,374,900
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,992,450
AGM Series 2000A
6.125%, 1/01/27	1,480	1,487,237
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/29 (a)	1,310	1,465,340
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
Series 2016B
5.00%, 8/01/33-8/01/35	2,000	2,362,710
Series 2016C
5.00%, 8/01/32-8/01/35	2,000	2,367,950
San Joaquin Hills Transportation Corridor Agency
Series 1993
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	19,538,000
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	19,278,400
Zero Coupon, 1/01/23 (Pre-refunded/ETM) (g)	25,000	23,273,250
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease)
Series 2016A
4.00%, 7/15/32-7/15/35	6,605	7,145,254

	Principal Amount (000)	U.S. $ Value
Santa Ana Unified School District
Series 2008A
5.25%, 8/01/28	$5,400	$5,603,688
Southern California Public Power Authority
Series 2009A
5.00%, 7/01/23 (Pre-refunded/ETM) (a)	2,880	3,040,762
5.00%, 7/01/23	320	337,210
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 7/01/33-7/01/34	8,200	9,697,910
State of California
Series 2004
5.30%, 4/01/29	5	5,015
Series 2013
5.00%, 2/01/31-11/01/31	10,000	11,724,000
Series 2014
5.00%, 12/01/30	2,000	2,374,580
Series 2017
5.00%, 8/01/35	5,000	5,948,100
State of California (Inland Regional Center)
Series 2015
5.00%, 6/15/32	5,000	5,748,500
State of California Department of Water Resources
Series 2008
5.00%, 12/01/24	95	97,864
Series 2008AE
5.00%, 12/01/27	100	102,992
Series 2009A
5.00%, 12/01/29	930	976,640
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/33-9/01/34	3,800	4,389,638
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,206,733
6.00%, 9/01/30	1,395	1,560,266
Successor Agency to the Redev of San Francisco - Mission Bay North
Series 2016A
5.00%, 8/01/32-8/01/36	3,500	4,142,965
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No 1)
Series 2012
5.25%, 9/01/26-9/01/28 (a)	2,375	2,616,075
5.50%, 9/01/30-9/01/33 (a)	2,135	2,347,292
Tustin Community Facilities District No 06-1
Series 2015A
5.00%, 9/01/32-9/01/35	3,780	4,307,727
University of California
Series 2013A
5.00%, 5/15/32	9,000	10,561,770

	Principal Amount (000)	U.S. $ Value
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/31-1/01/32	$7,700	$9,177,031
Washington Township Health Care District
Series 2017B
5.00%, 7/01/32-7/01/33	3,500	4,006,265
West Contra Costa Healthcare District
Series 2011
6.00%, 7/01/32 (a)	1,050	1,156,533
AMBAC Series 2004
5.375%, 7/01/21-7/01/24 (a)	4,720	4,727,416

		698,520,451

Massachusetts - 0.8%
Commonwealth of Massachusetts
NATL Series 2000E
1.62%, 12/01/30 (h)	3,125	2,884,344
NATL Series 2000G
1.62%, 12/01/30 (h)	3,150	2,907,437

		5,791,781

New York - 0.2%
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.435%, 1/01/39 (h)	1,300	1,172,272

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,700	1,678,087

Texas - 0.7%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	3,050	3,462,818

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	$1,525	$1,702,205

		5,165,023

Total Investments – 99.6% (cost $659,379,435)(i)		712,327,614
Other assets less liabilities – 0.4%		2,902,752

Net Assets – 100.0%		$715,230,366

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$14,500	7/30/26	4.090%	SIFMA	*	Quarterly/Quarterly	$(3,079,187)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
8.00%, 12/01/2032	12/22/11	$2,745,000	$411,750	0.06%

(c)	Non-income producing security.
(d)	Defaulted.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate market value of these securities amounted to $25,022,075 or 3.5% of net assets.
(f)	Inverse floater security.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2017 and the aggregate market value of these securities amounted to $6,964,053 or 0.97% of net assets.
(i)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,383,854 and gross unrealized depreciation of investments was $(3,435,675), resulting in net unrealized appreciation of $52,948,179.

As of August 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.1% and 0.2%, respectively.

Glossary:

AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB California Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$656,204,863		$56,122,751		$712,327,614
Total Investments in Securities		– 0	–	656,204,863		56,122,751		712,327,614
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Interest Rate Swaps		– 0	–	(3,079,187)		– 0	–	(3,079,187)

Total(b)	$	– 0	–	$653,125,676		$56,122,751		$709,248,427

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$56,740,478		$56,740,478
Accrued discounts/(premiums)	(62,741)		(62,741)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	1,011,094		1,011,094
Purchases	1,125,570		1,125,570
Sales	(2,691,650)		(2,691,650)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/17	$56,122,751		$56,122,751

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$1,011,094		$1,011,094

As of August 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)			Dividend Income (000)
Government Money Market	$4,117	$24,233	$28,350	$	– 0	–	$3

AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.7%
Long-Term Municipal Bonds - 96.7%
New York - 94.6%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$4,968,522
Brookhaven Local Development Corp. (Jefferson’s Ferry)
Series 2016
5.25%, 11/01/36	1,500	1,670,415
Buffalo & Fort Erie Public Bridge Authority
Series 2017
5.00%, 1/01/42	2,250	2,619,360
Build NYC Resource Corp. (City University of New York (The))
Series 2014A
5.00%, 6/01/30-6/01/34	2,980	3,489,784
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	2,305	2,497,813
5.50%, 11/01/44	1,625	1,700,043
Build NYC Resource Corp. (YMCA of Greater New York)
Series 2012
5.00%, 8/01/32	1,000	1,134,420
City of New York NY
Series 2014A
5.00%, 8/01/31	2,000	2,385,020
Series 2014J
5.00%, 8/01/30	10,000	11,946,400
Series 2016A
5.00%, 8/01/37	5,000	5,891,550
Series 2016B
5.00%, 12/01/34	2,000	2,388,160
Series 2016C
5.00%, 8/01/32	5,000	5,941,950
City of Newburgh NY
Series 2012A
5.25%, 6/15/28	1,065	1,188,891
5.50%, 6/15/32	1,320	1,466,969
County of Nassau NY
Series 2016A
5.00%, 1/01/34-1/01/38	5,345	6,141,265
Series 2016C
5.00%, 4/01/34-4/01/36	10,420	12,010,701
County of Onondaga NY (Syracuse University)
Series 2011
5.00%, 12/01/28-12/01/29	2,135	2,444,199
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2014A
5.00%, 7/01/44	4,175	4,591,665
Series 2016B
5.00%, 7/01/46	4,900	5,488,882

	Principal Amount (000)	U.S. $ Value
East Rochester Housing Authority (St John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	$2,550	$2,820,377
Erie County Fiscal Stability Authority
Series 2011C
5.00%, 12/01/28 (Pre-refunded/ETM)	7,260	8,438,443
Glen Cove Industrial Development Agency
Series 1992B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	11,517,499
Hempstead Town Local Development Corp. (Hofstra University)
Series 2011
5.00%, 7/01/28	650	730,269
Hempstead Town Local Development Corp. (Molloy College)
Series 2014
5.00%, 7/01/34-7/01/39	2,945	3,228,894
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
5.25%, 1/01/24 (a)(b)	1,000	945,360
Long Island Power Authority
Series 2012B
5.00%, 9/01/27	2,500	2,909,700
Series 2014A
5.00%, 9/01/35	1,000	1,156,560
Series 2016B
5.00%, 9/01/30-9/01/36	10,915	13,004,734
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	4,300	4,926,080
Series 2012F
5.00%, 11/15/27	7,070	8,297,493
Series 2014B
5.00%, 11/15/44	12,000	13,702,560
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/34-11/15/35	15,740	19,189,044
Monroe County Industrial Development Agency (Southview Towers LP)
Series 2000
6.25%, 2/01/31	1,130	1,130,904
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The))
Series 2017
5.00%, 12/01/34	1,150	1,325,272
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32 (a)	1,590	1,627,715
Series 2014C
2.00%, 1/01/49 (a)(c)(d)(e)	572	97,323

	Principal Amount (000)	U.S. $ Value
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital)
Series 2012
5.00%, 7/01/31-7/01/37	$6,195	$6,812,893
New York City Municipal Water Finance Authority
Series 2009FF
5.00%, 6/15/27	15,110	16,203,813
Series 2013BB
5.00%, 6/15/46	5,000	5,708,550
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2015S
5.00%, 7/15/35	5,160	6,054,950
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2013I
5.00%, 5/01/32 (Pre-refunded/ETM) (a)	5	5,807
5.00%, 5/01/32-5/01/33	12,495	14,681,639
Series 2016F
5.00%, 2/01/32	10,000	11,909,000
New York City Trust for Cultural Resources (American Museum of Natural History (The))
Series 2014A
5.00%, 7/01/33	4,080	4,799,630
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/31	9,675	10,773,983
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax)
Series 2015
5.00%, 11/15/34-11/15/35	15,220	17,874,752
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,225	2,529,491
New York Power Authority
NATL Series 2007C
5.00%, 11/15/19-11/15/21	3,680	3,710,027
New York State Dormitory Authority
Series 2008A
5.75%, 7/01/24 (Pre-refunded/ETM)	5,165	5,374,182
Series 2010A
5.00%, 7/01/27 (Pre-refunded/ETM)	3,740	4,165,911
5.00%, 7/01/29 (Pre-refunded/ETM)	2,000	2,227,760
5.00%, 7/01/31 (Pre-refunded/ETM)	3,545	3,948,705
Series 2011A
5.00%, 7/01/28 (Pre-refunded/ETM)	6,690	7,692,965
New York State Dormitory Authority (Barnard College)
Series 2015A
4.00%, 7/01/32	1,300	1,400,308
New York State Dormitory Authority (Cornell University)
Series 2008B
5.00%, 7/01/27	4,925	5,459,609

	Principal Amount (000)	U.S. $ Value
Series 2008C
5.00%, 7/01/29	$2,000	$2,215,920
Series 2009A
5.00%, 7/01/25	2,465	2,645,093
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2015A
5.00%, 7/01/31-7/01/33	6,000	6,896,070
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/26	6,795	7,512,620
New York State Dormitory Authority (New School (The))
Series 2016A
5.00%, 7/01/35-7/01/36	5,815	6,802,925
New York State Dormitory Authority (New York University)
Series 2016A
5.00%, 7/01/36	2,000	2,357,080
New York State Dormitory Authority (Northwell Health Obligated Group)
Series 2015A
5.00%, 5/01/33	5,000	5,767,700
New York State Dormitory Authority (NYU Hospitals Center)
Series 2014
5.00%, 7/01/31	1,000	1,166,730
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/32-12/01/37 (f)	4,000	4,420,430
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.)
Series 2006
5.00%, 11/01/21	1,000	1,002,080
New York State Dormitory Authority (Pratt Institute)
Series 2016
5.00%, 7/01/30	1,000	1,188,030
New York State Dormitory Authority (Rochester Institute of Technology)
Series 2010
5.00%, 7/01/23-7/01/25	5,335	5,873,688
New York State Dormitory Authority (St John’s University/NY)
Series 2015A
5.00%, 7/01/33-7/01/34	2,000	2,313,090
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015E
5.00%, 3/15/34	4,000	4,751,800
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.25%, 7/01/30	2,000	2,385,660

	Principal Amount (000)	U.S. $ Value
Series 2017A
5.00%, 7/01/37	$2,515	$2,982,312
New York State Dormitory Authority (Teachers College)
Series 2012
5.00%, 7/01/34	2,535	2,882,675
Series 2012A
5.00%, 7/01/31	1,200	1,369,920
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The))
NATL Series 1997A-1
1.365%, 12/01/20 (g)	1,000	983,645
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.435%, 1/01/39 (g)	4,975	4,486,196
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 6/15/29	2,000	2,211,420
New York State Environmental Facilities Corp. (State of New York SRF)
Series 2015D
4.00%, 9/15/34	6,750	7,315,177
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/31-1/01/32	15,000	17,603,150
Series 2016A
5.00%, 1/01/32	5,000	5,847,550
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/28	5,000	5,580,150
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/31	8,035	8,613,279
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
4.00%, 7/01/32-7/01/33	4,250	4,437,660
5.00%, 7/01/34-7/01/46	4,500	4,990,090
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (Pre-refunded/ETM) (a)	2,610	3,081,105
Series 2014A
5.125%, 7/01/31 (Pre-refunded/ETM) (a)	1,250	1,346,025
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.)
Series 1994
5.75%, 3/01/24	4,000	4,787,160

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey
178th Series
5.00%, 12/01/31	$5,000	$5,827,350
Series 2010
5.00%, 7/15/31	13,000	14,434,290
Series 2014
5.00%, 9/01/31	5,000	5,824,550
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	6,820	6,947,125
Schenectady County Capital Resource Corp. (Trustees of Union College)
Series 2017
5.00%, 1/01/40	2,600	3,029,130
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	875	1,002,636
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	5,115	5,636,781
Series 2014C
5.00%, 7/01/31	2,500	2,816,025
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.)
Series 2010
5.875%, 12/01/30	2,340	2,545,124
Syracuse Industrial Development Agency (Carousel Center Co. LP)
Series 2016A
5.00%, 1/01/31-1/01/35	17,525	20,080,184
Triborough Bridge & Tunnel Authority
Series 2008D
5.00%, 11/15/26 (Pre-refunded/ETM) (a)	6,170	6,480,474
5.00%, 11/15/26	3,830	4,010,508
Series 2011A
5.00%, 1/01/28	5,000	5,785,950
Series 2013C
5.00%, 11/15/32	5,000	5,864,700
Series 2017B
5.00%, 11/15/36	3,000	3,598,980
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	3,284,280
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27 (a)	1,095	1,095,996
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/31	10,000	11,942,900
Westchester County Healthcare Corp./NY
Series 2010B
6.00%, 11/01/30 (Pre-refunded/ETM) (a)	870	1,004,076

	Principal Amount (000)	U.S. $ Value
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	$1,800	$1,956,330
Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY)
Series 2010B
6.00%, 11/01/30	130	144,125
Series 2016
5.00%, 11/01/46	7,825	8,562,037

		564,038,192

Florida - 0.1%
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45 (a)	45	43,681
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
6.625%, 5/01/32 (a)(c)(d)(e)	705	704,951

		748,632

Massachusetts - 0.2%
Commonwealth of Massachusetts
NATL Series 2000F
1.62%, 12/01/30 (g)	1,000	922,998

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,500	1,480,665

Puerto Rico - 0.5%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,795	1,875,201
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.125%, 4/01/32	1,000	952,500

		2,827,701

Texas - 1.0%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	2,700	3,065,445
7.50%, 6/30/32	1,225	1,418,819

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	$1,350	$1,506,870

		5,991,134

Total Municipal Obligations (cost $543,112,501)		576,009,322

	Shares
SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (h)(i)(j) (cost $15,153,097)	15,153,097	15,153,097

Total Investments - 99.2% (cost $558,265,598) (k)		591,162,419
Other assets less liabilities - 0.8%		4,809,594

Net Assets - 100.0%		$595,972,013

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD 17,450	10/04/21	3 Month LIBOR	1.286%	Quarterly/ Semi- Annual	$(289,484)
USD 17,450	10/04/21	1.286%	3 Month LIBOR	Semi- Annual/ Quarterly	256,880

					$(32,604)

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.16% of net assets as of August 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
5.25%, 1/01/24	11/13/14	$1,000,000	$945,360	0.16%

(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the market value of this security amounted to $4,420,430 or 0.7% of net assets.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2017 and the aggregate market value of these securities amounted to $6,392,839 or 1.07% of net assets.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,690,837 and gross unrealized depreciation of investments was $(826,620), resulting in net unrealized appreciation of $32,864,217.

As of August 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.8% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$558,574,173		$17,435,149		$576,009,322
Short-Term Investments		15,153,097		– 0	–	– 0	–	15,153,097

Total Investments in Securities		15,153,097		558,574,173		17,435,149		591,162,419
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	256,880		– 0	–	256,880
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(289,484)		– 0	–	(289,484)

Total (b)		$15,153,097		$558,541,569		$17,435,149		$591,129,815

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$17,553,325		$17,553,325
Accrued discounts/(premiums)	(6,396)		(6,396)
Realized gain (loss)	27,723		27,723
Change in unrealized appreciation/depreciation	(31,780)		(31,780)
Purchases	– 0	–	– 0	–
Sales	(107,723)		(107,723)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/17	$17,435,149		$17,435,149

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$(18,845)		$(18,845)

As of August 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 5/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)	Dividend Income (000)
Government Money Market	$	– 0	–	$29,343	$14,190	$15,153	$17

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2017